Deferred tax assets and liabilities (Details 2) - INR (₨) ₨ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deductible temporary differences	₨ 518,305	₨ 251,989
Unrecognized tax losses	117,818	536,815
Unrecognised deferred tax Assets Liabilities	₨ 636,123	₨ 788,804